RENTAL INCOME (Schedule of rental income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Minimum rentals	$ 18,154,701	$ 17,559,626	$ 16,487,063
Contingent rentals	1,146,181	957,976	929,124
Total	19,300,882	18,517,602	17,416,187
Company Owned Property [Member]
Minimum rentals	11,652,482	11,144,902	10,478,878
Contingent rentals	746,442	622,375	596,164
Leased Property [Member]
Minimum rentals	6,502,219	6,414,724	6,008,185
Contingent rentals	$ 399,739	$ 335,601	$ 332,960